Reverse stock split	6 Months Ended
Jun. 30, 2012
Reverse stock split [Abstract]
Reverse stock split
Reverse stock split
The Board of Directors of the Company and its stockholders have approved a 1-for-6 reverse stock split of the Company’s common and preferred shares that was effected on March 26, 2012. All share and per share information included in the accompanying financial statements have been adjusted to reflect this reverse stock split.